Financial instruments and risk management - Financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 758	£ 531
Derivative liabilities	(145)	(129)
Financial assets/(liabilities) at fair value	613	402
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets - other	116	86
Financial liabilities - other	(416)	(401)
Financial assets/(liabilities) at fair value	(300)	(315)
Contingent consideration recognised on acquisition of businesses(i) | Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - other	£ (249)	£ (227)	£ (188)